Condensed Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Receivables from Stockholder [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2020		$ 36	$ 470,274	$ (100)	$ (1,010,728)	$ (540,518)
Balance, shares at Dec. 31, 2020		3,603,422
Cash from subscription receivables				100		100
Warrants issued with convertible notes			13,661			13,661
Imputed interest			4,539			4,539
Stock-based compensation			9,385			9,385
Equity compensation		$ 10	89,556			89,566
Equity compensation, shares		1,019,367
Net loss					(585,840)	$ (585,840)
Issuance of common stock for services, shares						29,286
Balance at Dec. 31, 2021		$ 46	587,415		(1,596,568)	$ (1,009,107)
Balance, shares at Dec. 31, 2021		4,622,789
Imputed interest			2,360			2,360
Stock-based compensation			30,017			30,017
Net loss					(566,359)	(566,359)
Reclassification of warrant			(11,097)			(11,097)
Balance at Mar. 31, 2022		$ 46	608,695		(2,162,927)	(1,554,186)
Balance, shares at Mar. 31, 2022		4,622,789
Balance at Dec. 31, 2021		$ 46	587,415		(1,596,568)	(1,009,107)
Balance, shares at Dec. 31, 2021		4,622,789
Net loss						(2,106,969)
Balance at Sep. 30, 2022		$ 47	1,290,130		(3,703,537)	(2,413,360)
Balance, shares at Sep. 30, 2022		4,756,427
Balance at Dec. 31, 2021		$ 46	587,415		(1,596,568)	(1,009,107)
Balance, shares at Dec. 31, 2021		4,622,789
Imputed interest			9,221			9,221
Stock-based compensation			340,152			340,152
Net loss					(2,802,487)	(2,802,487)
Conversion of convertible notes		$ 2	226,136			226,138
Conversion of convertible notes, shares		205,984
Reclassification of warrant			(11,097)			(11,097)
Shares cancellation		$ (1)	1
Shares cancellation, shares		(112,225)
Issuance of common stock pursuant to warrant exercises			189,828			189,828
Issuance of common stock pursuant to warrant exercises, shares		39,879
Common stocks converted to Series A Preferred stock	$ 1	$ (7)	6
Common stocks converted to Series A Preferred stock, shares	73,449	(734,492)
Balance at Dec. 31, 2022	$ 1	$ 40	1,341,662		(4,399,055)	(3,057,352)
Balance, shares at Dec. 31, 2022	73,449	4,021,935
Balance at Mar. 31, 2022		$ 46	608,695		(2,162,927)	(1,554,186)
Balance, shares at Mar. 31, 2022		4,622,789
Imputed interest			2,361			2,361
Stock-based compensation			209,323			209,323
Net loss					(775,917)	(775,917)
Conversion of convertible notes		$ 2	226,136			226,138
Conversion of convertible notes, shares		205,984
Shares cancellation		$ (1)	1
Shares cancellation, shares		(112,225)
Balance at Jun. 30, 2022		$ 47	1,046,516		(2,938,844)	(1,892,281)
Balance, shares at Jun. 30, 2022		4,716,548
Imputed interest			2,250			2,250
Stock-based compensation			51,536			51,536
Net loss					(764,693)	(764,693)
Shares issuance for license			189,828			189,828
Shares issuance for license, shares		39,879
Balance at Sep. 30, 2022		$ 47	1,290,130		(3,703,537)	(2,413,360)
Balance, shares at Sep. 30, 2022		4,756,427
Balance at Dec. 31, 2022	$ 1	$ 40	1,341,662		(4,399,055)	(3,057,352)
Balance, shares at Dec. 31, 2022	73,449	4,021,935
Stock-based compensation			127,450			127,450
Net loss					(1,325,547)	(1,325,547)
Conversion of convertible notes		$ 3	1,535,612			1,535,615
Conversion of convertible notes, shares		331,166
Issuance of common stock (initial public offering), net of issuance cots		$ 13	7,293,638			7,293,651
Issuance of common stock (initial public offering), net of issuance cots, shares		1,297,318
Issuance of common stock for services		$ 1	49,999			50,000
Issuance of common stock for services, shares		7,692
Balance at Mar. 31, 2023	$ 1	$ 57	10,348,361		(5,724,602)	4,623,817
Balance, shares at Mar. 31, 2023	73,449	5,658,111
Balance at Dec. 31, 2022	$ 1	$ 40	1,341,662		(4,399,055)	(3,057,352)
Balance, shares at Dec. 31, 2022	73,449	4,021,935
Net loss						(4,058,923)
Balance at Sep. 30, 2023	$ 1	$ 61	12,226,742		(8,457,978)	3,768,826
Balance, shares at Sep. 30, 2023	73,449	6,094,644
Balance at Mar. 31, 2023	$ 1	$ 57	10,348,361		(5,724,602)	4,623,817
Balance, shares at Mar. 31, 2023	73,449	5,658,111
Stock-based compensation			262,267			262,267
Net loss					(1,480,398)	(1,480,398)
Issuance of common stock pursuant to warrant exercises		$ 4	1,494,654			$ 1,494,658
Issuance of common stock pursuant to warrant exercises, shares		436,533
Issuance of common stock for services, shares						436,533
Balance at Jun. 30, 2023	$ 1	$ 61	12,105,282		(7,205,000)	$ 4,900,344
Balance, shares at Jun. 30, 2023	73,449	6,094,644
Stock-based compensation			121,460			121,460
Net loss					(1,252,978)	(1,252,978)
Balance at Sep. 30, 2023	$ 1	$ 61	$ 12,226,742		$ (8,457,978)	$ 3,768,826
Balance, shares at Sep. 30, 2023	73,449	6,094,644